Related Party Transactions - Other Agreements (Details) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Revenues—affiliate	$ 503,000,000	$ 331,000,000
Cooperative Endeavor Agreements [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Tax Initiative Agreement Term	10 years
Aggregate commitment under the Agreement	$ 25,000,000
Cooperative Endeavor Agreements [Member] | Cheniere Marketing [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Advance ad valorem tax payments	25,000,000		$ 25,000,000
LNG Terminal Export Agreement [Member] | Cheniere Marketing [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Revenues—affiliate	0	$ 0
Tax Sharing Agreement [Member] | Cheniere [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Income Taxes Paid, Net	0
Tax Sharing Agreement [Member] | Cheniere [Member] | SPL [Member]
Related Party Transaction [Line Items]
Income Taxes Paid, Net	0
Tax Sharing Agreement [Member] | Cheniere [Member] | CTPL [Member]
Related Party Transaction [Line Items]
Income Taxes Paid, Net	$ 0